AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON February 15, 2012

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO. __

POST-EFFECTIVE AMENDMENT NO. 45 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

AMENDMENT NO. 47 (X)

ADVISORSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code )

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b) of rule 485
___	on (date) pursuant to paragraph (b)(1)(v) of rule 485
___	60 days after filing pursuant to paragraph (a)(1) of rule 485
___	on (date) pursuant to paragraph (a)(1) of rule 485
___	75 days after filing pursuant to paragraph (a)(2) of rule 485
___	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 45 relates solely to the AdvisorShares Global Alpha & Beta ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 45 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 15th day of February, 2012.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	February 15, 2012
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

*	Trustee	February 15, 2012
Elizabeth Piper/Bach

*	Trustee	February 15, 2012
William G. McVay

*	Secretary, Chief Compliance	February 15, 2012
Dan Ahrens	Officer and Treasurer

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase